Recurring Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets:
Marketable securities held in Trust Account	$ 16,018,732	$ 285,506,568
Liabilities:
Total liabilities	1,113,600	796,224
Public Warrants [Member]
Liabilities:
Total liabilities	552,000	394,680
Private Warrants [Member]
Liabilities:
Total liabilities	561,600	401,544
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	16,018,732	285,506,568
Liabilities:
Total liabilities	552,000	394,680
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Total liabilities	552,000	394,680
Level 1 [Member] | Private Warrants [Member]
Liabilities:
Total liabilities
Level 2 [Member]
Assets:
Marketable securities held in Trust Account
Liabilities:
Total liabilities	561,600	401,544
Level 2 [Member] | Public Warrants [Member]
Liabilities:
Total liabilities
Level 2 [Member] | Private Warrants [Member]
Liabilities:
Total liabilities	561,600	401,544
Level 3 [Member]
Assets:
Marketable securities held in Trust Account
Liabilities:
Total liabilities
Level 3 [Member] | Public Warrants [Member]
Liabilities:
Total liabilities
Level 3 [Member] | Private Warrants [Member]
Liabilities:
Total liabilities